Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flow from operating activities
Net income	$ 16,428	102,354	108,573	81,286
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	43	268	2,226	(371)
Loss on deconsolidation of subsidiaries	1,228	7,645	0	0
Allowance for doubtful accounts	17	103	71	624
Depreciation of property, plant and equipment	3,856	24,026	20,002	13,906
Amortization of prepaid land lease payment	88	550	369	353
Amortization of intangible assets	608	3,791	2,781	1,103
Amortization of deferred income	(211)	(1,312)	(1,374)	(374)
Amortization of deferred expenses	56	350	16	0
Share-based compensation expenses	3,667	22,844	21,193	24,498
Non-controlling interest	35	221	(413)	0
Impairment of available-for-sale securities	3,279	20,427	1,334	0
Foreign currency exchange (gain)/loss, net	(29)	(179)	(176)	249
Deferred income tax expense/(benefit)	(96)	(599)	(441)	1,075
Share of (gain)/loss in non-consolidated affiliates	105	655	1,590	(704)
Changes in operating assets and liabilities:
Accounts receivable	(205)	(1,280)	(35,560)	(23,605)
Notes receivable	(1,890)	(11,774)	8,403	(24,381)
Inventories	(1,236)	(7,701)	(5,609)	(6,312)
Prepaid expenses and other receivables	(197)	(1,231)	(5,529)	(17,265)
Accounts payable	(394)	(2,453)	1,188	2,294
Accrued expenses and other payables	3,239	20,180	12,072	4,026
Income tax payable	(830)	(5,169)	6,908	72
Long-term receivables	121	756	(513)	659
Deferred income	2,166	13,494	0	1,000
Net cash provided by operating activities	29,848	185,966	137,111	58,133
Cash flow from investing activities
Purchase of property, plant and equipment	(7,400)	(46,102)	(34,883)	(40,821)
Proceeds from disposal of property, plant and equipment	69	425	14	0
Purchase of available-for-sale securities		0	0	(31,951)
Issuance of short-term loan	(203)	(1,263)	(2,000)	(26,400)
Repayment of short-term loan	321	2,000	26,400	0
Purchase of intangible assets	(1,341)	(8,357)	(8,097)	(41,277)
Prepaid land lease payment		0	(9,826)	0
Purchase of time deposits	(67,622)	(421,294)	(399,201)	(463,405)
Proceeds from maturity of time deposits	80,127	499,201	378,405	433,451
Restricted cash for investment in a subsidiary		0	0	(1,000)
Release of restricted cash for investment in subsidiary		0	1,000	9,300
Investment in non-consolidated affiliates	(788)	(4,911)	0	(3,131)
Prepayment for investment		0	(4,134)	0
Net cash (used in) provided by investing activities	3,163	19,699	(52,322)	(165,234)
Cash flow from financing activities
Gross proceeds from exercise of stock options	78	486	4,713	6,763
Proceeds from investment by non-controlling interest		0	11,250	0
Net cash provided by financing activities	78	486	15,963	6,763
Effect of foreign currency exchange rate change on cash	(226)	(1,407)	(8,189)	(9,179)
Net (decrease)/ increase in cash and cash equivalents	32,863	204,744	92,563	(109,517)
Cash and cash equivalents, at beginning of year	39,456	245,813	153,250	262,767
Cash and cash equivalents, at end of year	72,319	450,557	245,813	153,250
Cash paid during the year for:
Income taxes paid	(5,721)	(35,645)	(21,264)	(20,279)
Non-cash transactions:
Acquisition of property, plant and equipment included in accrued expenses and other payables	$ (713)	(4,442)	(3,680)	(6,923)